                 HARTFORD SELECT LEADERS (SERIES II/IIR/III/IV)
                HARTFORD SELECT LEADERS OUTLOOK (SERIES I/IR/II)
                             SEPARATE ACCOUNT THREE
                        HARTFORD LIFE INSURANCE COMPANY

                              FILE NO. 333-101927
                              FILE NO. 333-102625

 SUPPLEMENTS DATED AUGUST 1, 2006 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL
                         INFORMATION DATED MAY 1, 2006

               SUPPLEMENT DATED AUGUST 1, 2006 TO YOUR PROSPECTUS

FOR CLARITY PURPOSES, THE REFERENCES THROUGHOUT THE PROSPECTUS TO THE FOLLOWING PORTFOLIOS ARE REVISED AS DIRECTED IN THE FOLLOWING TABLE:

          OLD PORTFOLIO NAME                       NEW PORTFOLIO NAME
 American Opportunities Portfolio        Morgan Stanley -- American
                                         Opportunities Portfolio
 Balanced Growth Portfolio               Morgan Stanley -- Balanced Growth
                                         Portfolio
 Capital Opportunities Portfolio         Morgan Stanley -- Capital Opportunities
                                         Portfolio
 Developing Growth Portfolio             Morgan Stanley -- Developing Growth
                                         Portfolio
 Dividend Growth Portfolio               Morgan Stanley -- Dividend Growth
                                         Portfolio
 Flexible Income Portfolio               Morgan Stanley -- Flexible Income
                                         Portfolio
 Global Equity Portfolio                 Morgan Stanley -- Global Equity
                                         Portfolio
 Growth Portfolio                        Morgan Stanley -- Growth Portfolio
 Money Market Portfolio                  Morgan Stanley -- Money Market
                                         Portfolio
 Utilities Portfolio                     Morgan Stanley -- Utilities Portfolio
 Equally-Weighted S&P 500 Portfolio      Morgan Stanley -- Equally-Weighted S&P
                                         500 Portfolio
 Core Plus Fixed Income Portfolio        Van Kampen -- UIF Core Plus Fixed
                                         Income Portfolio
 Emerging Markets Debt Portfolio         Van Kampen -- UIF Emerging Markets Debt
                                         Portfolio
 Emerging Markets Equity Portfolio       Van Kampen -- UIF Emerging Markets
                                         Equity Portfolio
 Equity and Income Portfolio             Van Kampen -- UIF Equity and Income
                                         Portfolio
 Global Franchise Portfolio              Van Kampen -- UIF Global Franchise
                                         Portfolio
 High Yield Portfolio                    Van Kampen -- UIF High Yield Portfolio
 Small Company Growth Portfolio          Van Kampen -- UIF Small Company Growth
                                         Portfolio
 U.S. Mid Cap Value Portfolio            Van Kampen -- UIF U.S. Mid Cap Value
                                         Portfolio
 Aggressive Growth Portfolio             Van Kampen LIT Aggressive Growth
                                         Portfolio
 Comstock Portfolio                      Van Kampen LIT Comstock Portfolio
 Emerging Growth Portfolio               Van Kampen LIT Emerging Growth
                                         Portfolio
 Enterprise Portfolio                    Van Kampen LIT Enterprise Portfolio
 Government Portfolio                    Van Kampen LIT Government Portfolio
 Growth and Income Portfolio             Van Kampen LIT Growth and Income
                                         Portfolio

EFFECTIVE AT THE OPENING OF THE NEW YORK STOCK EXCHANGE ON AUGUST 15, 2006, THE EMERGING MARKETS PORTFOLIO WILL CHANGE ITS NAME TO THE VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO. ALL REFERENCES TO THE EMERGING MARKETS PORTFOLIO IN THE PROSPECTUS ARE DELETED AND REPLACED WITH THE VAN KAMPEN LIT STRATEGIC GROWTH PORTFOLIO.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5999

  SUPPLEMENT DATED AUGUST 1, 2006 TO YOUR STATEMENT OF ADDITIONAL INFORMATION

          OLD PORTFOLIO NAME                       NEW PORTFOLIO NAME
 American Opportunities Portfolio        Morgan Stanley -- American
                                         Opportunities Portfolio
 Balanced Growth Portfolio               Morgan Stanley -- Balanced Growth
                                         Portfolio
 Capital Opportunities Portfolio         Morgan Stanley -- Capital Opportunities
                                         Portfolio
 Developing Growth Portfolio             Morgan Stanley -- Developing Growth
                                         Portfolio
 Dividend Growth Portfolio               Morgan Stanley -- Dividend Growth
                                         Portfolio
 Flexible Income Portfolio               Morgan Stanley -- Flexible Income
                                         Portfolio
 Global Equity Portfolio                 Morgan Stanley -- Global Equity
                                         Portfolio
 Growth Portfolio                        Morgan Stanley -- Growth Portfolio
 Money Market Portfolio                  Morgan Stanley -- Money Market
                                         Portfolio
 Utilities Portfolio                     Morgan Stanley -- Utilities Portfolio
 Equally-Weighted S&P 500 Portfolio      Morgan Stanley -- Equally-Weighted S&P
                                         500 Portfolio
 Core Plus Fixed Income Portfolio        Van Kampen -- UIF Core Plus Fixed
                                         Income Portfolio
 Emerging Markets Debt Portfolio         Van Kampen -- UIF Emerging Markets Debt
                                         Portfolio
 Emerging Markets Equity Portfolio       Van Kampen -- UIF Emerging Markets
                                         Equity Portfolio
 Equity and Income Portfolio             Van Kampen -- UIF Equity and Income
                                         Portfolio
 Global Franchise Portfolio              Van Kampen -- UIF Global Franchise
                                         Portfolio
 High Yield Portfolio                    Van Kampen -- UIF High Yield Portfolio
 Small Company Growth Portfolio          Van Kampen -- UIF Small Company Growth
                                         Portfolio
 U.S. Mid Cap Value Portfolio            Van Kampen -- UIF U.S. Mid Cap Value
                                         Portfolio
 Aggressive Growth Portfolio             Van Kampen LIT Aggressive Growth
                                         Portfolio
 Comstock Portfolio                      Van Kampen LIT Comstock Portfolio
 Emerging Growth Portfolio               Van Kampen LIT Emerging Growth
                                         Portfolio
 Enterprise Portfolio                    Van Kampen LIT Enterprise Portfolio
 Government Portfolio                    Van Kampen LIT Government Portfolio
 Growth and Income Portfolio             Van Kampen LIT Growth and Income
                                         Portfolio

EFFECTIVE AT THE OPENING OF THE NEW YORK STOCK EXCHANGE ON AUGUST 15, 2006, THE EMERGING MARKETS PORTFOLIO WILL CHANGE ITS NAME TO THE VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO. ALL REFERENCES TO THE EMERGING MARKETS PORTFOLIO IN THE PROSPECTUS ARE DELETED AND REPLACED WITH THE VAN KAMPEN LIT STRATEGIC GROWTH PORTFOLIO.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

HV-6000